Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Write-off	R$ 244	R$ 413	R$ 25
Net book value	5,532,789	4,796,016
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	5,243,012	4,339,859	4,093,140
Additions	255,691	99,993	150,023
Write-off	(280)	(3,271)	(447)
Remesurement		2,556	(8,637)
Transfer amount			(815)
Business combinations	654,076	803,875	106,595
Intangible assets and goodwill, balance at end	6,152,499	5,243,012	4,339,859
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(446,996)	(298,368)	(192,305)
Amortization	(172,750)	(151,486)	(106,485)
Write-off	36	2,858	422
Intangible assets and goodwill, balance at end	(619,710)	(446,996)	(298,368)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Net book value	1,526,733	1,334,699
Goodwill [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	1,334,699	1,257,045	1,184,336
Additions			39,100
Remesurement		2,556	(8,637)
Business combinations	192,034	75,098	42,246
Intangible assets and goodwill, balance at end	1,526,733	1,334,699	1,257,045
Goodwill [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning
Amortization
Intangible assets and goodwill, balance at end
Licences [member]
IfrsStatementLineItems [Line Items]
Net book value	3,360,786	2,776,077
Licences [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	2,776,077	2,189,814	2,165,406
Additions	157,227		24,408
Business combinations	427,482	586,263
Intangible assets and goodwill, balance at end	3,360,786	2,776,077	2,189,814
Licences [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning
Amortization
Intangible assets and goodwill, balance at end
Brand names [member]
IfrsStatementLineItems [Line Items]
Net book value	143,516	156,022
Brand names [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	182,060	182,060	133,369
Write-off			(22)
Transfer amount			(2,472)
Business combinations			51,185
Intangible assets and goodwill, balance at end	182,060	182,060	182,060
Brand names [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(26,038)	(14,955)	(8,529)
Amortization	(12,506)	(11,083)	(6,426)
Intangible assets and goodwill, balance at end	(38,544)	(26,038)	(14,955)
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Net book value	228,143	276,320
Customer-related intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	578,267	435,816	431,277
Additions			80
Transfer amount			530
Business combinations	34,560	142,451	3,929
Intangible assets and goodwill, balance at end	612,827	578,267	435,816
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(301,947)	(212,363)	(142,270)
Amortization	(82,737)	(89,584)	(70,093)
Intangible assets and goodwill, balance at end	(384,684)	(301,947)	(212,363)
Computer software [member]
IfrsStatementLineItems [Line Items]
Net book value	54,195	47,056
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	71,150	43,300	21,759
Additions	1,511	1,314	1,423
Write-off		(2,235)	(381)
Transfer amount	23,292	28,708	20,466
Business combinations		63	33
Intangible assets and goodwill, balance at end	95,953	71,150	43,300
Computer software [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(24,094)	(17,277)	(12,699)
Amortization	(16,457)	(8,764)	(4,943)
Write-off		1,947	365
Transfer amount	(1,207)
Intangible assets and goodwill, balance at end	(41,758)	(24,094)	(17,277)
Education Content [Member]
IfrsStatementLineItems [Line Items]
Net book value	47,569	41,971
Education Content [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	84,201	69,589	17,305
Additions	17,701	9,827	11,231
Write-off	(162)		(7)
Transfer amount	6,529	4,785	38,433
Business combinations			2,627
Intangible assets and goodwill, balance at end	108,269	84,201	69,589
Education Content [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(42,230)	(26,562)	(16,672)
Amortization	(18,471)	(15,668)	(9,634)
Write-off	1		57
Transfer amount			(313)
Intangible assets and goodwill, balance at end	(60,700)	(42,230)	(26,562)
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Net book value	59,888	96,874
Technology-based intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	128,477	90,749	34,397
Additions	14,092	37,712	32,879
Write-off	(117)
Transfer amount	(39,929)	16	17,953
Business combinations			5,520
Intangible assets and goodwill, balance at end	102,523	128,477	90,749
Technology-based intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(31,603)	(10,093)	(657)
Amortization	(20,086)	(21,504)	(9,436)
Transfer amount	9,019	(6)
Intangible assets and goodwill, balance at end	(42,635)	(31,603)	(10,093)
Educational Platform [Member]
IfrsStatementLineItems [Line Items]
Net book value	83,721	53,992
Educational Platform [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	74,892	55,697	76,444
Additions	30,255	23,164	14,761
Write-off		(911)	(9)
Transfer amount	29,673	(3,058)	(35,499)
Intangible assets and goodwill, balance at end	134,820	74,892	55,697
Educational Platform [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(20,900)	(17,039)	(11,478)
Amortization	(22,387)	(4,778)	(5,874)
Write-off	35	911
Transfer amount	(7,812)	6	313
Intangible assets and goodwill, balance at end	(51,099)	(20,900)	(17,039)
Software In Progress [Member]
IfrsStatementLineItems [Line Items]
Net book value	27,473	12,134
Software In Progress [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	12,134	14,734	28,847
Additions	34,905	27,976	26,141
Write-off	(1)	(125)	(28)
Transfer amount	(19,565)	(30,451)	(40,226)
Intangible assets and goodwill, balance at end	27,473	12,134	14,734
Software In Progress [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning
Amortization
Intangible assets and goodwill, balance at end
Other [Member]
IfrsStatementLineItems [Line Items]
Net book value	765	871
Other [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	1,055	1,055
Business combinations			1,055
Intangible assets and goodwill, balance at end	1,055	1,055	1,055
Other [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, balance at beginnning	(184)	(79)
Amortization	(106)	(105)	(79)
Intangible assets and goodwill, balance at end	R$ (290)	R$ (184)	R$ (79)